KKR Income Opportunities Fund			January 31, 2020
			(Unaudited)
Schedule of Investments

		Par†	Value
LEVERAGED LOANS - 82.1%
Aerospace & Defense - 1.6%
EaglePicher Technologies, LLC, TL 1L 02/18
4.895% (1 Month US LIBOR + 3.250%), 03/08/2025 (a)		3,567,316	$3,556,169
EaglePicher Technologies, LLC, TL 2L 02/18
8.895% (1 Month US LIBOR + 7.250%), 03/08/2026 (a)		1,838,910	1,800,596
			5,356,765
Building Products - 2.5%
MI Windows & Doors, Inc., TL 1L 10/19
7.234% (1 Month LIBOR USD + 5.500%), 11/06/2026 (a)		3,519,530	3,563,524
Ply Gem Holdings, Inc., TL 1L B 03/18
5.434% (1 Month US LIBOR + 3.750%), 04/12/2025 (a)		2,550,661	2,552,268
SRS Distribution, Inc., TL 1L B 05/18
4.895% (1 Month US LIBOR + 3.250%), 05/23/2025 (a)		2,265,589	2,256,742
			8,372,534
Chemicals - 1.9%
Allnex USA, Inc., TL 1L B2 04/16
5.164% (3 Month LIBOR USD + 3.250%), 09/13/2023 (a)(b)		62,204	61,816
Allnex USA, Inc., TL 1L B3 02/17
5.164% (3 Month LIBOR USD + 3.250%), 09/13/2023 (a)(b)		46,865	46,572
Diversey, Inc., TL 1L 07/17
4.777% (3 Month LIBOR USD + 3.000%), 09/06/2024 (a)		399,341	389,358
Emerald Performance Materials, LLC, TL 2L 07/14
9.395% (1 Month US LIBOR + 6.750%), 08/01/2022 (a)		2,486,319	2,478,562
Invictus, TL 2L 01/18
8.529% (3 Month US LIBOR + 6.750%), 03/30/2026 (a)		536,695	491,076
New Arclin US Holding Corp., TL 2L 02/17
10.395% (1 Month US LIBOR + 3.500%), 02/14/2025 (a)		282,363	280,245
Vantage Specialty Chemicals, Inc., TL 1L B 10/17
5.361% (3 Month LIBOR USD + 3.500%), 10/26/2024 (a)		367,785	353,442
Vantage Specialty Chemicals, Inc., TL 2L 10/17
10.159% (3 Month US LIBOR + 8.250%), 10/27/2025 (a)		2,397,730	2,095,017
			6,196,088
Commercial Services & Supplies - 4.4%
Access CIG, LLC, TL 2L 02/18
9.527% (3 Month US LIBOR + 7.750%), 02/27/2026 (a)		1,292,375	1,290,760
Advantage Sales & Marketing, Inc., TL 1L B 06/14
4.895% (1 Month US LIBOR + 3.250%), 07/23/2021 (a)		5,427,801	5,274,846
Advantage Sales & Marketing, Inc., TL 2L 06/14
8.145% (1 Month US LIBOR + 6.500%), 07/25/2022 (a)		2,795,532	2,568,898
ASP Acuren Merger Sub Inc., TL 1L B 01/20
6.001% (1 Month US LIBOR + 4.250%), 01/23/2027 (a)		567,940	575,039
Monitronics International, Inc., TL 1L 08/19
8.145% (1 Month US LIBOR + 6.500%), 03/29/2024 (a)		5,633,723	4,864,720
			14,574,263
Construction & Engineering - 4.2%
Brand Energy & Infrastructure Services, Inc., TL 1L 05/17
6.088% (3 Month US LIBOR + 4.250%), 06/21/2024 (a)		5,064,532	5,070,862
Total Safety US, Inc., TL 1L B 07/19
7.920% (3 Month US LIBOR + 6.000%), 08/16/2025 (a)		3,858,408	3,785,099
Yak Access, LLC, TL 1L B 05/18
6.645% (1 Month US LIBOR + 5.000%), 07/11/2025 (a)		5,207,409	5,018,641
			13,874,602
Construction Materials - 0.5%
Quimper AB, TL 2L 02/19
8.250% (3 Month EURIBOR + 8.250%), 02/15/2027 (a)(b)	EUR	1,464,440	1,591,659

Containers & Packaging - 0.4%
Canister International Group, Inc., TL 1L 12/19
6.395% (1 Month US LIBOR + 4.750%), 12/20/2026 (a)		1,250,240	1,256,491

Distributors - 2.8%
Distribution International, Inc., TL 1L 06/19
7.501% (3 Month US LIBOR + 5.750%), 12/15/2023 (a)		9,542,220	9,184,387

Diversified Telecommunication Services - 1.3%
Onvoy LLC, TL 1L 01/17
7.320% (3 Month US LIBOR + 5.375%), 02/10/2024 (a)(c)(d)		3,484,590	3,168,799
Peak 10 Holding Corp., TL 1L 07/17
5.445% (3 Month US LIBOR + 3.500%), 08/01/2024 (a)		1,263,973	1,021,341
			4,190,140

Electronic Equipment, Instruments & Components - 4.8%
Excelitas Technologies Corp., TL 2L 10/17
9.408% (3 Month US LIBOR + 7.500%), 12/01/2025 (a)		10,572,030	10,360,589
Laird PLC, TL 1L B 04/18
6.445% (3 Month US LIBOR + 4.500%), 07/09/2025 (a)(b)		30,415	30,462
Vertiv Group Corp., TL 1L 03/17
5.645% (1 Month US LIBOR + 4.000%), 11/30/2023 (a)		5,206,400	5,209,655
			15,600,706
Food & Staples Retailing - 1.5%
Froneri Ltd., TL 2L 01/20 EUR
5.750%, 01/28/2028 (a)(b)	EUR	325,340	368,601
Froneri Ltd., TL 2L 01/20 USD
7.412%, 01/29/2028 (a)(b)		555,410	566,518
Smart & Final Stores LLC, TL 1L B 05/19
8.501% (1 Month US LIBOR + 6.750%), 06/20/2025 (a)		2,837,635	2,750,732
Smart Foodservice, TL 1L B 05/19
6.549% (1 Month US LIBOR + 4.750%), 06/20/2026 (a)		1,341,857	1,348,566
			5,034,417
Food Products - 1.7%
CSM Bakery Products, TL 1L B 07/13
5.870% (3 Monrg US LIBOR + 4.000%), 07/03/2020 (a)		4,155,571	4,050,642
CSM Bakery Products, TL 2L 07/13
9.620% (3 Month US LIBOR + 7.750%), 07/05/2021 (a)		1,052,988	1,007,973
CTI Foods Holding Co LLC, TL 1L 05/19 (Exit TL)
8.910% (3 Month US LIBOR + 7.250%), 05/03/2024 (a)(d)(e)		483,610	466,630
			5,525,245
Health Care Providers & Services - 6.5%
Affordable Care Inc., TL 1L 10/15
6.512% (2 Month US LIBOR + 4.750%), 10/24/2022 (a)		3,880,141	3,783,137
LifePoint Hospitals, Inc., TL 1L 10/18
5.549% (1 Month US LIBOR + 4.500%), 11/16/2025 (a)		38,245	38,491
Paradigm Acquistion Corp., TL 2L 10/18 LC
9.409% (3 Month US LIBOR + 7.500%), 10/26/2026 (a)		555,010	552,235
Quorum Health Corp., TL 1L 04/16
8.527% (3 Month US LIBOR + 6.750%), 04/29/2022 (a)(c)(d)		7,752,616	7,778,238
Team Health, Inc., TL 1L 01/17
4.395% (1 Month US LIBOR + 2.750%), 02/06/2024 (a)		10,520,895	8,464,376
WIRB-Copernicus Group, Inc., TL 1L B 08/17
5.872% (3 Month US LIBOR + 4.000%), 09/18/2024 (a)		747,640	753,718
			21,370,195
Hotels, Restaurants & Leisure - 4.6%
ClubCorp Club Operations, Inc., TL 1L B 08/17
4.695% (3 Month US LIBOR + 2.750%), 09/18/2024 (a)		6,204,932	5,920,529
Diamond Resorts International, Inc., TL 1L B 06/18
5.395% (1 Month US LIBOR + 3.750%), 09/02/2023 (a)		7,571,434	7,450,291
NPC International, Inc., TL 1L 04/17
5.277% (3 Month US LIBOR + 3.500%), 04/19/2024 (a)(c)(d)(h)		2,808,455	1,271,612
NPC International, Inc., Bridge Loan 1L 01/20
11.662%, 01/21/2021 (a)(c)(d)(e)		489,188	489,188
			15,131,620
Household Products - 3.1%
Steinhoff, TL 1L 07/19 (SFH Super Senior)
10.000%, 12/31/2021 (b)(f)	EUR	171,652	192,275
Steinhoff, TL 1L 08/19 (SFH A1)
0.000%, 12/31/2021 (b)(f)(h)	EUR	10,999,768	10,033,947
			10,226,222
Industrial Conglomerates - 0.5%
Unifrax I LLC / Unifrax Holding Co., TL 1L B 10/18
5.501% (3 Month US LIBOR + 3.750%), 12/12/2025 (a)		1,557,867	1,472,667

Insurance - 0.2%
Hub International Ltd., TL 1L B 10/19
5.903% (3 Month US LIBOR + 4.000%), 04/25/2025 (a)		746,290	753,678

IT Services - 3.4%
PSAV, Inc., TL 2L 02/18
9.159% (3 Month US LIBOR + 7.250%), 09/01/2025 (a)		2,530,890	2,505,581
Sutherland Global Services, Inc., TL 1L 10/14 _US Borrower
7.320% (3 Month US LIBOR + 5.000%), 04/23/2021 (a)		6,516,679	6,451,512
Sutherland Global Services, Inc., TL 1L 10/14_Cayman Borrower
7.320% (3 Month US LIBOR + 5.000%), 04/23/2021 (a)		1,516,935	1,501,766
Systems Maintenance Services Holdings, Inc., TL 1L B 10/16
6.645% (1 Month US LIBOR + 5.000%), 10/30/2023 (a)		569,868	452,409
Xerox Business Services LLC, TL 1L B 12/16
4.145% (1 Month US LIBOR + 2.500%), 12/07/2023 (a)		347,459	345,809
			11,257,077
Leisure Products - 0.5%
Camping World Good Sam, TL 1L B 03/18
4.485% (1 Month US LIBOR + 2.750%), 11/08/2023 (a)		1,744,090	1,665,388

Life Sciences Tools & Services - 0.9%
Albany Molecular Research, Inc., TL 2L 07/17
8.645% (1 Month US LIBOR + 7.000%), 08/30/2025 (a)		2,174,190	2,175,886
BioClinica-Synowledge Holdings, TL 1L 10/16
5.875% (1 Month US LIBOR + 4.500%), 10/20/2023 (a)		267,351	263,562
PAREXEL International Corp., TL 1L 08/17
4.395% (1 Month US LIBOR + 2.750%), 09/27/2024 (a)		552,776	545,781
			2,985,229
Machinery - 5.2%
Accuride Corp., TL 1L B 10/17
7.195% (3 Month US LIBOR + 5.250%), 11/17/2023 (a)		2,982,842	2,296,788
CPM Holdings, Inc., TL 2L 10/18
10.049% (1 Month US LIBOR + 8.250%), 11/16/2026 (a)		1,655,830	1,632,806
Utility One Source LP, TL 1L 03/17
7.145% (1 Month US LIBOR + 5.500%), 04/18/2023 (a)		4,580,075	4,597,250
WireCo WorldGroup, Inc., TL 1L 07/16
6.645% (1 Month US LIBOR + 5.000%), 09/29/2023 (a)		3,300,709	3,165,594
WireCo WorldGroup, Inc., TL 2L 07/16
10.645% (1 Month US LIBOR + 9.000%), 09/30/2024 (a)		5,918,991	5,386,282
			17,078,720
Media - 2.2%
Emerald Expositions Holding Inc, TL 1L B 11/17
4.395% (1 Month US LIBOR + 2.750%), 05/22/2024 (a)		2,471,949	2,385,430
NEP Broadcasting, LLC, TL 2L 09/18
8.645% (1 Month US LIBOR + 7.000%), 10/19/2026 (a)		5,063,000	4,691,730
			7,077,160
Metals & Mining - 8.2%
Foresight Energy, LLC, TL 1L B 03/17
0.000% (3 Month US LIBOR + 5.750%), 03/28/2022 (a)(c)(d)(h)		10,910,430	3,912,808
Sequa Corp., TL 1L B 11/17
6.904% (3 Month US LIBOR + 5.000%), 11/26/2021 (a)		5,885,900	5,916,800
Sequa Corp., TL 2L 04/17
10.770% (3 Month US LIBOR + 9.000%), 04/28/2022 (a)		17,149,877	17,299,939
			27,129,547
Multiline Retail - 2.4%
Belk, Inc., TL 1L B 10/19
8.803% (3 Month US LIBOR + 6.750%), 07/31/2025 (a)(c)(d)		10,594,944	7,942,447

Professional Services - 0.9%
SIRVA Worldwide, Inc., TL 1L 07/18
7.216% (3 Month US LIBOR + 5.500%), 08/04/2025 (a)		1,968,417	1,953,654
SIRVA Worldwide, Inc., TL 2L 07/18
11.377% (3 Month US LIBOR + 9.500%), 08/03/2026 (a)		1,149,740	1,103,750
			3,057,404
Road & Rail - 1.9%
The Kenan Advantage Group, Inc., TL 1L B1 07/15
4.645% (1 Month US LIBOR + 3.000%), 07/31/2022 (a)		1,434,105	1,433,502
The Kenan Advantage Group, Inc., TL 1L B2 07/15
4.645% (1 Month US LIBOR + 3.000%), 07/31/2022 (a)		341,033	340,890
Transplace, TL 2L 09/17
10.395% (1 Month US LIBOR + 8.750%), 10/06/2025 (a)		4,532,039	4,418,738
			6,193,130
Software - 9.4%
Applied Systems, Inc., TL 1L B 09/17
5.195% (3 Month US LIBOR + 3.250%), 09/19/2024 (a)		1,056,360	1,061,167
Applied Systems, Inc., TL 2L 09/17
8.945% (3 Month US LIBOR + 7.000%), 09/19/2025 (a)		6,013,300	6,180,801
Gigamon, Inc., TL 1L 11/17
5.895% (1 Month US LIBOR + 4.500%), 12/27/2024 (a)		3,409,500	3,413,762
Misys Ltd., TL 1L 04/17
5.277% (3 Month US LIBOR + 3.500%), 06/13/2024 (a)		3,861,373	3,828,242
Misys Ltd., TL 2L 04/17 USD
9.027% (3 Month US LIBOR + 7.250%), 06/16/2025 (a)		5,337,894	5,252,835
Superion LLC, TL 1L 08/18
5.395% (1 Month US LIBOR + 3.750%), 08/15/2025 (a)		34,846	33,830
Syncsort, Inc., TL 1L B 11/18
8.159% (3 Month US LIBOR + 6.250%), 08/16/2024 (a)		942,855	918,109
Syncsort, Inc., TL 1L B 10/19 (Add-on)
7.914% (3 Month US LIBOR + 6.000%), 08/16/2024 (a)		1,527,162	1,480,714
Vertafore, Inc., TL 2L 07/18
8.895% (1 Month US LIBOR + 7.250%), 07/02/2026 (a)		2,886,910	2,898,342
Vertafore, Inc., TL 1L 05/18
4.895% (1 Month US LIBOR + 3.250%), 06/04/2025 (a)		5,930,960	5,879,064
			30,946,866
Specialty Retail - 2.7%
Douglas Holding AG, TL 1L B1 08/17
3.500%, 08/12/2022 (a)(b)	EUR	486,444	489,993
Douglas Holding AG, TL 1L B2 08/17
3.500%, 08/12/2022 (a)(b)	EUR	176,701	177,990
Douglas Holding AG, TL 1L B3 08/17
3.500%, 08/12/2022 (a)(b)	EUR	556,574	560,635
Douglas Holding AG, TL 1L B4 08/17

3.500%, 08/12/2022 (a)(b)	EUR	517,662	521,440
Douglas Holding AG, TL 1L B5 08/17
3.500%, 08/12/2022 (a)(b)	EUR	126,833	127,759
Douglas Holding AG, TL 1L B6 08/17
3.500%, 08/12/2022 (a)(b)	EUR	383,812	386,613
Douglas Holding AG, TL 1L B7 08/17
3.500%, 08/12/2022 (a)(b)	EUR	226,593	228,247
Jo-Ann Stores, Inc., TL 1L B 09/16
6.660% (1 Month US LIBOR + 5.000%), 10/20/2023 (a)		2,579,277	1,891,900
Jo-Ann Stores, Inc., TL 2L 04/18
10.910% (1 Month US LIBOR + 9.250%), 05/21/2024 (a)		1,704,670	638,033
Talbots, Inc., TL 1L B 11/18
8.645% (1 Month US LIBOR + 7.000%), 11/28/2023 (a)		3,917,059	3,853,407
			8,876,017
Technology Hardware, Storage & Peripherals - 1.2%
Electronics For Imaging, Inc., TL 1L 06/19
6.945% (3 Month US LIBOR + 5.000%), 07/23/2026 (a)		4,096,941	3,846,003

Transportation Infrastructure - 0.7%
Direct ChassisLink, Inc., TL 2L 04/19
10.084% (3 Month US LIBOR + 8.250%), 04/10/2026 (a)		2,355,220	2,243,347

TOTAL LEVERAGED LOANS (amortized cost $283,015,460)			270,010,014

HIGH YIELD SECURITIES - 57.4%
Building Products - 3.3%
Ply Gem Holdings, Inc.
8.000%, 04/15/2026 (g)		4,827,000	5,074,504
SRS Distribution, Inc.
8.250%, 07/01/2026 (g)		5,596,000	5,835,775
			10,910,279
Chemicals - 0.7%
Consolidated Energy Finance SA
6.500%, 05/15/2026 (b)(g)		869,000	860,612
Cornerstone Chemical Co.
6.750%, 08/15/2024 (g)		1,356,000	1,308,709
			2,169,321
Commercial Services & Supplies - 6.7%
GFL Environmental, Inc.
7.000%, 06/01/2026 (b)(g)		423,000	442,055
8.500%, 05/01/2027 (b)(g)		1,529,000	1,669,438
Multi-Color Corp
6.750%, 07/15/2026 (g)		2,136,000	2,298,131
10.500%, 07/15/2027 (g)		2,282,000	2,401,400
Vivint, Inc.
8.750%, 12/01/2020		9,232,000	9,257,965
7.875%, 12/01/2022		3,291,000	3,369,140
7.625%, 09/01/2023		2,747,000	2,693,200
			22,131,329
Construction & Engineering - 1.6%
Maxim Crane Works LP / Maxim Finance Corp.
10.125%, 08/01/2024 (g)		4,876,000	5,206,130

Construction Materials - 4.4%
Cemex Materials LLC
7.700%, 07/21/2025 (g)		12,842,000	14,543,565

Containers & Packaging - 1.3%
Plastipak Holdings, Inc.
6.250%, 10/15/2025 (g)		4,663,000	4,115,098

Electronic Equipment, Instruments & Components - 8.1%
EnerSys
4.375%, 12/15/2027 (g)		425,000	425,000
CommScope, Inc.
5.500%, 06/15/2024 (g)		8,571,000	8,549,487
8.250%, 03/01/2027 (g)		1,948,000	2,005,174
Vertiv Group Corp.
9.250%, 10/15/2024 (g)		14,648,000	15,731,439
			26,711,100
Energy Equipment & Services - 0.9%
Transocean, Inc.
7.250%, 11/01/2025 (g)		3,247,000	3,068,383

Health Care Providers & Services - 6.2%
CHS/Community Health Systems, Inc.
6.625%, 02/15/2025 (g)		1,234,000	1,249,647
8.000%, 03/15/2026 (g)		3,161,000	3,300,318

LifePoint Hospitals, Inc.
9.750%, 12/01/2026 (g)	4,133,000	4,623,897
Ortho-Clinical Diagnostics Inc. / Ortho-Clinical Diagnostics SA
7.250%, 02/01/2028 (g)	699,000	713,071
Quorum Health Corp.
11.625%, 04/15/2023 (c)(d)	4,797,000	4,091,433
Radiology Partners, Inc.
9.250%, 02/01/2028 (g)	1,569,000	1,643,527
Surgery Partners Holdings, LLC
6.750%, 07/01/2025 (g)	1,528,000	1,554,106
Team Health, Inc.
6.375%, 02/01/2025 (g)	5,271,000	3,112,236
		20,288,235
Health Care Technology - 0.5%
Verscend Holding Corp.
9.750%, 08/15/2026 (g)	1,416,000	1,543,475

Hotels, Restaurants & Leisure - 6.1%
ClubCorp Club Operations, Inc.
8.500%, 09/15/2025 (g)	12,529,000	11,437,912
Diamond Resorts International, Inc.
7.750%, 09/01/2023 (g)	1,401,000	1,444,417
10.750%, 09/01/2024 (g)	1,675,000	1,746,883
Enterprise Development Authority
12.000%, 07/15/2024 (g)	1,255,000	1,442,729
Merlin Entertainments PLC
6.625%, 11/15/2027 (b)(g)	3,746,000	3,998,855
		20,070,796
Insurance - 1.9%
Alliant Holdings I, Inc.
6.750%, 10/15/2027 (g)	3,525,000	3,716,584
AmWINS Group, Inc.
7.750%, 07/01/2026 (g)	1,148,000	1,256,489
Hub International Ltd.
7.000%, 05/01/2026 (g)	1,169,000	1,206,963
		6,180,036
IT Services - 0.0%
Dun & Bradstreet Corp.
10.250%, 02/15/2027 (g)	93,000	106,778

Life Sciences Tools & Services - 1.6%
PAREXEL International Corp.
6.375%, 09/01/2025 (g)	5,246,000	5,180,373

Machinery - 0.9%
Cleaver-Brooks, Inc.
7.875%, 03/01/2023 (g)	2,857,000	2,848,672

Media - 0.9%
Intelsat Jackson Holdings SA
5.500%, 08/01/2023 (b)	3,631,000	2,975,913

Metals & Mining - 0.1%
Foresight Energy, LLC
04/01/2023 (c)(d)(g)(h)	7,479,000	186,975

Multiline Retail - 0.0%
J.C. Penney Corp., Inc.
5.650%, 06/01/2020	60,000	56,302

Oil, Gas & Consumable Fuels - 2.3%
Centennial Resource Production LLC
5.375%, 01/15/2026 (g)	2,253,000	2,124,236
Global Partners LP / GLP Finance Corp.
7.000%, 08/01/2027 (g)	1,272,000	1,367,842
Indigo Natural Resources, LLC
6.875%, 02/15/2026 (g)	709,000	650,525
PBF Holding Co. LLC / PBF Finance Corp.
6.000%, 02/15/2028 (g)	1,046,000	1,072,255
Whiting Petroleum Corp.
1.250%, 04/01/2020	1,766,000	1,754,998
6.625%, 01/15/2026	1,367,000	768,903
		7,738,759
Personal Products - 0.0%
Coty, Inc.
6.500%, 04/15/2026 (g)	114,000	119,133

Pharmaceuticals - 1.9%
AbbVie, Inc.
2.950%, 11/21/2026 (g)	1,195,000	1,235,362

Teva Pharmaceutical Industries Ltd
2.200%, 07/21/2021 (b)			3,000	2,960
2.950%, 12/18/2022 (b)			130,000	125,031
2.800%, 07/21/2023 (b)			556,000	518,145
Theravance Biopharma, Inc.
3.250%, 11/01/2023			3,900,000	4,326,489
				6,207,987
Road & Rail - 4.3%
The Kenan Advantage Group, Inc.
7.875%, 07/31/2023 (g)			14,441,000	14,085,968

Software - 0.7%
Solera Holdings, Inc.
10.500%, 03/01/2024 (g)			2,116,000	2,241,997
TIBCO Software, Inc.
11.375%, 12/01/2021 (g)			118,000	122,056
				2,364,053
Textiles, Apparel & Luxury Goods - 1.9%
Lycra
5.375%, 05/01/2023 (b)(g)		EUR	1,117,000	984,385
7.500%, 05/01/2025 (b)(g)			6,537,000	5,232,313
				6,216,698
Trading Companies & Distributors - 1.1%
Neon Holdings, Inc.
10.125%, 04/01/2026 (g)			1,820,000	1,833,418
TruckPro LLC
11.000%, 10/15/2024 (g)			1,744,000	1,796,320
				3,629,738

TOTAL HIGH YIELD SECURITIES (amortized cost $194,945,913)				188,655,096

			Shares
COMMON STOCKS - 0.8%
Energy Equipment & Services - 0.2%
Proserv Acquisition LLC (b)(c)(d)(e)(h)			114,010	624,894

Food Products - 0.0%
CTI Foods Holding Co LLC (c)(d)(e)(h)			955	80,167

Hotels, Restaurants & Leisure - 0.6%
VICI Properties, Inc.			73,140	1,960,152

Specialty Retail - 0.0%
Charlotte Russe, Inc. (c)(d)(e)(h)			3,649	-

TOTAL COMMON STOCKS (cost $3,161,442)				2,665,213

PREFERRED STOCK - 0.1%
Energy Equipment & Services - 0.1%
Proserv Acquisition LLC (b)(c)(d)(e)(h)			36,249	409,050

TOTAL PREFERRED STOCK (cost $233,307)				409,050

TOTAL INVESTMENTS (amortized cost $481,356,122) (i) - 140.4%				461,739,373
LIABILITIES EXCEEDING OTHER ASSETS, NET - (40.4)%				(132,810,717)
NET ASSETS - 100.0%				$328,928,656

†	In U.S. Dollars unless otherwise indicated.
EUR	Euro
TL	Term Loan
(a)	Variable rate security, the coupon rate shown is the effective rate as of January 31, 2020.
(b)	Non-U.S. security.
(c)
Security considered restricted due to the Adviser's knowledge of material non-public information. The total value of these securities as of January 31, 2020 was $29,955,611 and represented 9.1% of net assets.

(d)	Security considered illiquid, as defined by the Securities and Exchange Commission. The total value of these securities as of January 31, 2020 was $30,422,241 and represented 9.2% of net assets.
(e)	Value determined using significant unobservable inputs.
(f)	Represents a payment-in-kind ("PIK") security which may pay interest/dividend in additional par/shares.
(g)
Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended.  These securities may only be resold to qualified institutional buyers in transactions exempt from registration.  The total value of these securities as of January 31, 2020 was $158,714,617, which represent 48.3% of net assets.

(h)	Non-income producing security.
(i)	All investments are held as collateral for the Fund’s credit facility.

The following are the details of the restricted securities held by the Fund:

Issuer (1)	Par/Shares	Acquisition date(s)	Amortized Cost	Value	% of Net Assets
Belk Inc.	10,594,944	10/29/2019	9,543,822	7,942,447	2.4%
CTI Foods Holding Co. LLC, Common Stock	955	05/03/2019	112,798	80,167	0.0%
Foresight Energy, LLC	7,479,000	02/05/2018-09/10/2018	6,741,337	186,975	0.2%
Foresight Energy, LLC	10,910,430	03/16/2017-06/22/2018	10,791,608	3,912,808	0.1%
NPC International, Inc.	2,808,455	4/22/2019-06/03/2019	2,332,601	1,271,612	0.4%
NPC International, Inc.	489,188	01/21/2020	489,188	489,188	0.1%
Onvoy, LLC	3,484,590	12/15/2017-10/18/2018	3,145,778	3,168,799	1.2%
Proserv Acquisition LLC, Common Stock	114,010	05/08/2018	1,585,844	624,894	0.1%
Proserv Acquisition LLC, Preferred Stock	36,249	05/08/2018	233,307	409,050	1.2%
Quorum Health Corp.	4,797,000	11/26/2018-09/11/2018	4,793,334	4,091,433	1.0%
Quorum Health Corp.	7,752,615	12/15/2016-12/14/2017	7,693,874	7,778,238	2.4%

(1) Refer to the Schedule of Investments for more details on securities listed.

The following table represents the Fund's investments categorized by country of risk as of January 31, 2020:

Country:	% of Net Assets
United States	130.3%
Luxembourg	4.0%
Netherlands	1.9%
Canada	0.6%
United Kingdom	1.8%
Sweden	0.5%
Switzerland	0.3%
Israel	0.2%
Germany	0.8%
140.4%
Liabilities Exceeding Other Assets, Net	(40.4)%
100.0%

The following table presents information about the Fund's assets measured on a recurring basis as of January 31, 2020 and indicates the fair value hierarchy of the inputs utilized by the Fund to determine such fair value:

Investments in Securities	Level 1		Level 2	Level 3		Total
Leveraged Loans			269,054,196	955,818		270,010,014
High Yield Securities			188,655,096			188,655,096
Preferred Stocks				409,050		409,050
Common Stocks	1,960,152			705,061		2,665,213
Cash equivalents	7,070,806					7,070,806
Total Investments in securities and cash equivalents	9,030,958	#	457,709,292	2,069,929	#	468,810,179

The following is a reconciliation of the investments in which significant unobservable inputs (level 3) were used in determining value.

	Leveraged Loans	Common Stocks	Preferred Stocks
Balance at October 31, 2019	$481,963	$642,741	$409,050
Purchases	489,188	-	-
Sales and paydowns	(1,215)	-	-
Settlements	213	-	-
Net change in appreciation/(depreciation)	(14,354)	62,320	-
Net realized gain/(loss)	23	-	-
Balance as of January 31, 2020	$955,818	$705,061	$409,050

Net change in appreciation/(depreciation) on investments held at January 31, 2020	$(14,354)	$62,320	$-

The following table presents additional information about valuation techniques and inputs used for investments that are measured at fair value and categorized within Level 3 as of January 31, 2020:

Financial Asset	Fair Value	Valuation Technique(1)	Unobservable Inputs (2)	Range (Weighted Average)(3)
Leveraged Loans (4)	$955,818	Yield Analysis	Yield	10%
			EBITDA Multiple	11.9x
			Net Leverage	7.0x
			Discount Margin	2%
Common Stocks	$705,061	Market Comparables	LTM EBITDA Multiple	1.8x - 11.8x (3.0x)
			Fwd EBITDA Multiple	6.8x - 8.9x (8.7x)
			Illiquidity Discount	15%
Preferred Stocks	$409,050	Market Comparables	LTM EBITDA Multiple	1.8x
			Fwd EBITDA Multiple	8.9x

(1)	For the assets that have more than one valuation technique, the Fund may rely on the techniques individually or in aggregate based on a weight ascribed to each one ranging from 0-100%. When determining the weighting ascribed to each valuation methodology, the Fund considers, among other factors, the availability of direct market comparables, the applicability of a discounted cash flow analysis and the expected hold period and manner of realization for the investment. These factors can result in different weightings among the investments and in certain instances, may result in up to a 100% weighting to a single methodology.
(2)	The significant unobservable inputs used in the fair value measurement of the Fund’s assets and liabilities may include the last twelve months (“LTM”) EBITDA multiple, weighted average cost of capital, discount margin, probability of default, loss severity and constant prepayment rate. In determining certain of these inputs, management evaluates a variety of factors including economic, industry and market trends and developments, market valuations of comparable companies, and company specific developments including potential exit strategies and realization opportunities.

(3)	Weighted average amounts are based on the estimated fair values.
(4)	Of the total $955,818 of leveraged loans, $489,188 was valued solely based on transaction value.